Revenue from contracts with customers - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from contracts with customers
Recognition of price differential	$ 7,525,429	$ 20,531,095	$ 36,532,743
Percentage of entity's revenue	100.00%	100.00%	100.00%
Terpel
Revenue from contracts with customers
Percentage of entity's revenue	11.00%	10.00%	9.00%
Others
Revenue from contracts with customers
Percentage of entity's revenue	10.00%
Cash flow hedging
Revenue from contracts with customers
Result of hedges for future exports	$ (238,943)	$ (479,779)	$ (1,143,287)
Result from operations with derivative financial instruments	$ (106,556)	$ (11,372)	$ (434,959)